Financial Instruments (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Bad debt expense	$ 0	$ 0	$ 0	$ 0
Common stock subscriptions receivable, Shares			2,775,360
Common stock subscriptions receivable, Amount			$ 383,000
Canadian Dollars Includes In :-
Accounts payable and accrued expenses	317,887		287,353	159,900
Income taxes payable	5,084		5,551	$ 6,316
Canadian Dollars [Member]
Canadian Dollars Includes In :-
Cash	25,074		4,379
Accounts receivable	14,371		14,613
Accounts payable and accrued expenses	107,943		40,171
Income taxes payable	$ 6,439		$ 0
Liquidity Risk [Member]
Common stock subscriptions receivable, Shares			2,027,535
Common stock subscriptions receivable, Amount			$ 279,800